Fair Value Measurements (Plan's Assets at Fair Value) (Details) - EBP 005 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Essential Utilities, Inc. Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan’s assets at fair value	$ 38,066,599	$ 39,798,740
Fair Value, Inputs, Level 1 [Member] | Mutual Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan’s assets at fair value	639,363,515	546,520,034
Fair Value, Inputs, Level 1 [Member] | Essential Utilities, Inc. Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan’s assets at fair value	$ 38,066,599	$ 39,798,740